==========================
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                                                      ==========================
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                                                      hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:    11/30/2005

Date of reporting period: 5/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SEMI-ANNUAL REPORT


                              ====================
                                    FAIRHOLME
                              ====================

                               SEMI-ANNUAL REPORT

================================================================================

                               THE FAIRHOLME FUND

================================================================================

                       A No-Load Capital Appreciation Fund

                            For the Six Months Ended:
                                  May 31, 2005

                             www.fairholmefunds.com
                                 (866) 202-2263

The Fairholme Fund
================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                           For the Six Months Ended May 31, 2005
--------------------------------------------------------------------------------

At May 31, 2005, the end of the second fiscal quarter of 2005, the unaudited net asset value (NAV) attributable to the 27,114,336 shares outstanding of the The Fairholme Fund (the "Fund") was $23.74 per share. This compares with an audited net asset value of $22.36 per share at November 30, 2004, and an unaudited net asset value of $19.73 per share at May 31, 2004 (stated NAVs reflect any distributions to shareholders). At June 30, 2005, the unaudited net asset value was $24.12 per share.

                                           Six        One       Three       Five          Since
                                          Months      Year      Years      Years        Inception
                                          Ended      Ended      Ended      Ended       12/29/1999
                                         5/31/05    5/31/05    5/31/05    5/31/05     to 5/31/2005
                                         -------    -------    -------    -------     ------------
The Fairholme Fund (Cumulative)             8.93%     23.45%     51.76%    125.22%          152.47%
S&P 500 Index (Cumulative)                  2.42%      8.24%     17.75%     -9.26%          -11.47%
The Fairholme Fund (Annualized)                       23.45%     14.92%     17.63%           18.62%
S&P 500 Index (Annualized)                             8.24%      5.59%     -1.93%           -2.22%

In the opinion of the Fund's advisor, performance over short intervals is likely to be less meaningful than a comparison of longer periods.

Portfolio holdings are subject to change without notice. Below is a chart disclosing the top ten holdings of the Fund listed by their percentage of net assets as well as a chart detailing the top ten categories in which the Fund holds securities, listed by the aggregate percentage of net assets in each of these categories.

================================================================================

                   Top Ten Holdings*                                       Top Ten Categories
                    (% of Net Assets)                                       (% of Net Assets)
Berkshire Hathaway, Inc.                    18.94%       Diversified Holding Company             33.73%
Leucadia National Corp.                     14.79%       U.S. Government and Agency Obligations  24.77%
MCI, Inc.                                    9.60%       Telephone                               16.63%
EchoStar Communications Corp.                4.75%       Canada - Oil and Gas Exploration         6.98%
USA Mobility, Inc.                           4.68%       Money Market Funds                       5.26%
Canadian Natural Resources Ltd.              4.61%       Satellite                                4.75%
Mercury General Corp.                        2.63%       Property and Casualty Insurance          3.35%
Penn West Petroleum Ltd.                     2.36%       Home Furnishings                         1.97%
AT&T Corp.                                   2.35%       United Kingdom - Investment Trust        1.43%
Ethan Allen Interiors, Inc.                  1.97%       Miscellaneous Investments                1.18%
                                           ------                                              -------
                                            66.68%                                              100.05%
                                           ======                                              =======

================================================================================
* Excludes cash, money-market funds and U.S. Treasury bills

During the six months beginning December 1st and ending May 31st, the Fund purchased the following securities that were not owned at December 1, 2004 and which are listed as portfolio investments at May 31, 2005:

      o     NONE

The Fairholme Fund
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2005
--------------------------------------------------------------------------------

It is worth noting that the Fund substantially increased its investments in several existing portfolio holdings, although such changes may not appear obvious as a result of the growth of Fund assets through new subscriptions during the six month period ended May 31, 2005. Among the significant increases were additions to the Fund's investments in Berkshire Hathaway, Inc., Leucadia National Corp., USA Mobility, Inc., Echostar Communications Corp., and Canadian Natural Resources Ltd.

Also, during the six months ended May 31, 2005, the Fund disposed of positions listed at November 30, 2004 and for which no shares were held on May 31, 2005 as follows:

      o     Alleghany Corp.
      o     Canadian Oil Sands Trust
      o     Capital Southwest Corp.
      o     Gladstone Capital Corp.
      o     Gladstone Commercial Corp.
      o     Health Management Associates, Inc.
      o     Rinker Group Ltd.

Shareholders are cautioned that not all additions or dispositions to the portfolio are material, and that while the Fund and its adviser have long-term objectives, its possible that a security purchased or sold in one period may be sold or purchased in a subsequent period. Generally, the Fund's adviser determines to buy and sell based on its estimates of the intrinsic values and fundamental dynamics of a particular company and its industry, and not on short-term price movements. However, certain strategies of the adviser in carrying out the Fund's investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

Securities whose gains most affected the Fund's portfolio (including realized and unrealized gains) for the period included the following:

      o     MCI, Inc.
      o     Leucadia National Corp.
      o     Canadian Natural Resources Ltd.

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): MCI became the subject of a takeover battle between Verizon and Qwest which played out over several months in 2005. At May 31, 2005, Verizon appeared to have won the battle with a bid valued at approximately $26 per MCI share, sharply higher than the Fund's average cost of between $16 and $17 per share. Leucadia's stock price fell sharply in early 2005 following SBC's bid for AT&T and its intention to transfer SBC's business with Leucadia's WilTel division to AT&T. The Fund significantly increased its investment in Leucadia during 2005 and the stock price rebounded moderately prior to the end of the period. Subsequent to May 31, 2005, Leucadia reached a favorable settlement with SBC regarding SBC's contract with WilTel. Canadian Natural Resources' stock price increased significantly, also during a period in which the Fund's ownership increased by a substantial amount. The stock price gain reflected sharply higher prices for oil and gas, as well as a positive reception to the company's announcement that it was proceeding with a large oil sands project in Alberta.

The Fairholme Fund
================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2005
--------------------------------------------------------------------------------

Securities whose declines most affected the Fund's portfolio (including realized and unrealized losses) for the period included the following:

      o     USA Mobility, Inc.
      o     Echostar Communications Corp.

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): USA Mobility declined as some investors exhibited concerns regarding whether the company could deliver on promised synergies expected to result from the merger of predecessor companies, Arch Wireless and Metrocall. Echostar declined due to concerns that growth could slow amid a more competitive environment for pay television. The fact that certain securities declined in value does not indicate that the investment adviser believes these securities to be less attractive -- in fact the investment adviser believes that some price declines may present significant buying opportunities. In the six months ended May 31, 2005, significant cashflows were recorded by the Fund, largely from new shareholder subscriptions believed to have resulted from positive performance and publicity received by the Fund. Although the Fund has a policy of normally investing 75% of its assets in U.S. common stocks, at May 31, 2005 the Fund had a lower percentage of assets invested in U.S. common stocks and there is no guarantee that the Fund's U.S. common stock investments will be above 75% in the next six months. The adviser invests Fund assets in common stocks to the extent it finds sensible investment opportunities and the Fund may, for defensive purposes, have a significant portion of its assets invested in liquid low-risk securities or cash. During the period ended May 31, 2005, the Fund's liquidity (consisting of cash, money-market funds, and U.S. Treasury bills) was somewhat higher than average and represented a significant portion of Fund assets. It should be noted that since inception, the Fund has held nearly 20% of assets in liquid low-risk securities or cash without impacting performance, although there is no guarantee that future performance will not be negatively affected by the Fund's liquidity.

The Fund continues to be advised by Fairholme Capital Management, L.L.C. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C. For more complete information about the Fund and its adviser, or to obtain a current prospectus, please visit www.fairholmefunds.com, or call 1-866-202-2263.

The Fairholme Fund
================================================================================
                                                                        EXPENSES
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management and administration fees paid to the adviser of the Fund.

The example below is intended to help you understand your indirect costs (also referred to as "ongoing costs" and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at December 1, 2004 and held for the entire six month period ending May 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled "Expenses Paid During the Period" in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

                                                                      Expenses Paid
                                                                    During the Period*
                                    Beginning           Ending       December 1, 2004
                                  Account Value      Account Value       Through
                                December 1, 2004     May 31, 2005      May 31, 2005
                                ----------------     ------------      ------------
Actual                            $   1,000.00       $   1,089.30      $       5.21
Hypothetical
  (5% return before expenses)     $   1,000.00       $   1,020.00      $       5.04

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 days/365days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.93% for the six month period of December 1, 2004, to May 31, 2005.

THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Market Value
   ------                                                          ------------
              DOMESTIC COMMON STOCKS - 60.98%

              DIVERSIFIED HOLDING COMPANY - 33.73%
       1,045    Berkshire Hathaway, Inc.* Class A                  $ 87,884,500
      12,100    Berkshire Hathaway, Inc.* Class B                    34,001,000
   2,386,337    Leucadia National Corp.                              95,190,983
                                                                   ------------
                                                                    217,076,483
                                                                   ------------

              ENERGY SERVICES - 0.04%
      10,000    Duke Energy Corp.                                       274,800
                                                                   ------------

              HOME FURNISHINGS - 1.97%
     405,600    Ethan Allen Interiors, Inc.                          12,654,720
                                                                   ------------

              NEWSPAPERS: PUBLISHING AND PRINTING - 0.21%
      35,674    Daily Journal Corp. *                                 1,355,612
                                                                   ------------

              PROPERTY AND CASUALTY INSURANCE - 2.63%
     306,800    Mercury General Corp.                                16,935,360
                                                                   ------------

              REAL ESTATE OPERATIONS - 1.02%
     103,768    Homefed Corp.                                         6,589,268
                                                                   ------------

              SATELLITE - 4.75%
   1,045,551    EchoStar Communications Corp.                        30,561,456
                                                                   ------------

              TELEPHONE - 16.63%
     805,300    AT&T Corp.                                           15,131,587
   2,410,889    MCI, Inc.                                            61,766,976
   1,138,011    USA Mobility, Inc.*                                  30,111,771
                                                                   ------------
                                                                    107,010,334
                                                                   ------------

TOTAL DOMESTIC COMMON STOCKS (COST $339,985,593) ..............     392,458,033
                                                                   ------------

              FOREIGN COMMON STOCKS - 9.13%

              BERMUDA - 0.72%
                PROPERTY AND CASUALTY INSURANCE - 0.72%
       7,000    White Mountains Insurance Group Ltd.                  4,651,500
                                                                   ------------

              CANADA - 6.98%
                OIL AND GAS EXPLORATION - 6.98%
   1,018,000    Canadian Natural Resources Ltd.                      29,695,060
     228,300    Penn West Petroleum Ltd.                             15,195,735
                                                                   ------------
                                                                   $ 44,890,795
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Market Value
   ------                                                          ------------

              UNITED KINGDOM - 1.43%
                INVESTMENT TRUST - 1.43%
   3,400,000    JZ Equity Partners PLC                             $  9,233,778
                                                                   ------------

TOTAL FOREIGN COMMON STOCKS (COST $44,940,809) ................      58,776,073
                                                                   ------------
              MISCELLANEOUS INVESTMENTS - 1.18% (a)

TOTAL MISCELLANEOUS INVESTMENTS (COST $8,002,383) .............       7,570,925
                                                                   ------------

 Principal
 ---------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.77%
  10,000,000    T-Bill 1.28%(b), 06/02/2005                           9,999,297
  10,000,000    T-Bill 2.33%(b), 06/09/2005                           9,994,240
  10,000,000    T-Bill 2.42%(b), 06/16/2005                           9,989,417
  15,000,000    T-Bill 2.48%(b), 06/30/2005                          14,969,469
  15,000,000    T-Bill 2.55%(b), 06/23/2005                          14,975,370
  15,000,000    T-Bill 2.56%(b), 07/07/2005                          14,961,160
  15,000,000    T-Bill 2.58%(b), 07/14/2005                          14,953,506
  15,000,000    T-Bill 2.60%(b), 07/28/2005                          14,935,230
  15,000,000    T-Bill 2.68%(b), 07/21/2005                          14,943,330
  15,000,000    T-Bill 2.84%(b), 08/11/2005                          14,917,425
  15,000,000    T-Bill 2.89%(b), 08/25/2005                          14,899,230
  10,000,000    T-Bill 2.98%(b), 09/08/2005                           9,920,390
                                                                   ------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $159,459,616)    159,458,064
                                                                   ------------

  Shares
  ------
              MONEY MARKET FUNDS - 5.26%
  33,837,584    UMB Money Market, 1.44%(b)                           33,837,584
                                                                   ------------

TOTAL MONEY MARKET FUNDS (COST $33,837,584) ...................      33,837,584
                                                                   ------------

TOTAL INVESTMENTS (COST $586,225,985)(c) - 101.32% ............     652,100,679
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (1.32)% ............      (8,494,857)
                                                                   ------------

NET ASSETS - 100.00% .........................................     $643,605,822
                                                                   ============

*     Non-income producing securities.
(a) Represents previously undisclosed securities which the Fund has held for less than one year.
(b)   Rates shown are the effective yield as of May 31, (2005.)
(c)   See note (5.)

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Market Value (Cost -- $586,225,985*)             $652,100,679
   Cash                                                                6,270,451
   Dividends and Interest Receivable                                      31,285
   Receivable for Capital Shares Purchased                            15,621,897
                                                                    ------------
      Total Assets                                                   674,024,312
                                                                    ------------

Liabilities
   Payable for Investments Purchased                                  29,801,740
   Payable for Capital Shares Redeemed                                   157,602
   Accrued Management Fees                                               459,148
                                                                    ------------
      Total Liabilities                                               30,418,490
                                                                    ------------

Net Assets
   Paid-In Capital                                                   569,209,396
   Accumulated Undistributed Net Investment Income                     1,417,014
   Net Accumulated Realized Gain on Investments                        7,104,718
   Net Unrealized Appreciation on Investments*                        65,874,694
                                                                    ------------
NET ASSETS                                                          $643,605,822
                                                                    ============

Shares of Common Stock Outstanding** ($0.0001 par value)              27,114,336
                                                                    ------------
Net Asset Value, Offering and Redemption Price Per Share
   ($643,605,822 / 27,114,336 shares)                               $      23.74
                                                                    ============

* Certain items have been adjusted due to a dividend reclassification from the prior fiscal year.
**    75,000,000 shares authorized in total.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                    For the
                                                                Six Months Ended
                                                                  May 31, 2005
                                                                  ------------
Investment Income
   Interest                                                       $    962,683
   Dividends* (net of $71,171 foreign taxes withheld)                2,800,843
                                                                  ------------
      Total Investment Income                                        3,763,526
                                                                  ------------

Expenses
   Management Fees (Note 3)                                          1,766,468
                                                                  ------------
      Total Expenses                                                 1,766,468
                                                                  ------------

         Net Investment Income                                       1,997,058
                                                                  ------------

Realized and Unrealized Gain on Investments
   Net Realized Gain on Investments                                  7,134,172
   Net Change in Unrealized Appreciation on Investments*            21,821,682
                                                                  ------------
      Net Realized and Unrealized Gain on Investments               28,955,854
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 30,952,912
                                                                  ============

* Certain items have been adjusted due to a dividend reclassification from the prior fiscal year.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               For the             For the
                                                           Six Months Ended      Fiscal Year
                                                             May 31, 2005           Ended
                                                              (unaudited)      November 30, 2004
                                                            --------------      --------------
CHANGE IN NET ASSETS
From Operations
   Net Investment Income                                    $    1,997,058      $       77,465
   Net Realized Gain on Investments                              7,134,172           5,736,069
   Net Change in Unrealized Appreciation on Investments         21,821,682*         26,076,288
                                                            --------------      --------------
   Net Increase in Net Assets from Operations                   30,952,912          31,889,822
                                                            --------------      --------------

From Distributions to Shareholders
   Net Investment Income                                          (657,509)                 --
   Net Realized Capital Gains from Security Transactions        (5,736,115)            (29,409)
                                                            --------------      --------------
   Net Decrease in Net Assets from Distributions                (6,393,624)            (29,409)
                                                            --------------      --------------

From Capital Share Transactions
   Proceeds from Sale of Shares                                406,215,799         137,270,864
   Shares Issued in Reinvestment of Dividends                    6,203,572              29,186
   Cost of Shares Redeemed                                     (28,390,920)        (23,110,744)
                                                            --------------      --------------
Net Increase in Net Assets from Shareholder Activity           384,028,451         114,189,306
                                                            --------------      --------------

NET ASSETS
Net Increase in Net Assets                                     408,587,739         146,049,719
Net Assets at Beginning of Period                              235,018,083          88,968,364
                                                            --------------      --------------
Net Assets at End of Period                                 $  643,605,822      $  235,018,083
                                                            ==============      ==============

Accumulated Undistributed Net Investment Income             $    1,417,014      $       77,465
                                                            ==============      ==============

SHARES TRANSACTIONS
Issued                                                          17,572,549           6,740,137
Reinvested                                                         274,859               1,600
Redeemed                                                        (1,245,187)         (1,150,583)
                                                            --------------      --------------
Net Increase in Shares                                          16,602,221           5,591,154
Shares Outstanding at Beginning of Period                       10,512,115           4,920,961
                                                            --------------      --------------
Shares Outstanding at End of Period                             27,114,336          10,512,115
                                                            ==============      ==============

* Certain items have been adjusted due to a dividend reclassification from the prior fiscal year.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
===============================================================================
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             For the
                                         Six Months Ended          For the            For the
                                           May 31, 2005       Fiscal Year Ended   Fiscal Year Ended
                                            (unaudited)       November 30, 2004   November 30, 2003
                                         ------------------   ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $22.36               $18.08              $15.14
                                         ------------------   ------------------  -----------------

Investment Operations
    Net Investment Income/(Loss)                0.13                 0.01               (0.02)
    Net Realized and Unrealized
        Gain on Investments                     1.84                 4.28                3.09
                                         ------------------   ------------------  -----------------
            Total from Investment
              Operations                        1.97                 4.29                3.07
                                         ------------------   ------------------  -----------------

Distributions
    From Net Investment Income                 (0.06)                  --               (0.00)***
    In Excess of Net Investment
        Income**                                  --                   --               (0.03)
    From Realized Capital Gains                (0.53)               (0.01)              (0.10)
                                         ------------------   ------------------  -----------------
            Total Distributions                (0.59)               (0.01)              (0.13)
                                         ------------------   ------------------  -----------------

NET ASSET VALUE, END OF PERIOD                $23.74               $22.36              $18.08
                                         ==================   ==================  =================

TOTAL RETURN                                    8.93%               23.71%              20.50%

Ratios/Supplemental Data
    Net Assets, End of Period
        (in 000's)                          $643,606             $235,018             $88,968
    Ratio of Expenses to Average
        Net Assets                              1.00%(a)             1.00%               1.00%
    Ratio of Net Investment
        Income/(Loss) to
        Average Net Assets                      1.13%(a)             0.05%              (0.13)%
    Portfolio Turnover Rate                     9.33%               23.33%              12.66%

                                              For the             For the        December 29, 1999*
                                         Fiscal Year Ended    Fiscal Year Ended          to
                                         November 30, 2002    November 30, 2001   November 30, 2000
                                         ------------------   -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $14.99              $13.55               $10.00
                                         ------------------   -----------------   -----------------

Investment Operations
    Net Investment Income/(Loss)                0.01                0.05                 0.05
    Net Realized and Unrealized
        Gain on Investments                     0.26                1.67                 3.50
                                         ------------------   -----------------   -----------------
            Total from Investment
              Operations                        0.27                1.72                 3.55
                                         ------------------   -----------------   -----------------

Distributions
    From Net Investment Income                 (0.03)              (0.04)                  --
    In Excess of Net Investment
        Income**                                  --                  --                   --
    From Realized Capital Gains                (0.09)              (0.24)                  --
                                         ------------------   -----------------   -----------------
            Total Distributions                (0.12)              (0.28)                  --
                                         ------------------   -----------------   -----------------

NET ASSET VALUE, END OF PERIOD                $15.14              $14.99               $13.55
                                         ==================   =================   =================

TOTAL RETURN                                    1.77%              12.75%               35.50%

Ratios/Supplemental Data
    Net Assets, End of Period
        (in 000's)                           $47,809             $28,753              $13,910
    Ratio of Expenses to Average
        Net Assets                              1.00%               1.00%                1.00%(a)
    Ratio of Net Investment
        Income/(Loss) to
        Average Net Assets                      0.05%               0.24%                0.46%(a)
    Portfolio Turnover Rate                    47.68%              29.40%               45.88%(a)

*     Commencement of Operations.
**    See note 6.
***   Represents less than $0.01.
(a)   Annualized

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Note 1. Organization

Fairholme Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. 75,000,000 shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances. Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. Pursuant to an Operating Services agreement, the Fund's Adviser is responsible for paying all the Fund's expenses except commissions and other brokerage fees, taxes, interest, litigation expenses and other extraordinary expenses. The Fund paid commissions and other brokerage fees, but did not incur any extraordinary Other Expenses during the period. The Adviser received $1,766,468 for their services during the six month period ended May 31, 2005. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of May 31, 2005, National Financial Services Corp., a division of Fidelity Global Brokerage Group, Inc., a wholly-owned subsidiary of FMR Corp., for the benefit of its customers, owned approximately 33% of the Fund.

Note 4. Investments

For the six month period ended May 31, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $250,890,878, and $26,223,865, respectively.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Note 5. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at May 31, 2005 was as follows:

                                             Unrealized      Unrealized     Appreciation/
                                 Cost       Appreciation    Depreciation   (Depreciation)
                                 ----       ------------    ------------   --------------
The Fairholme Fund........   $586,232,435    $69,246,810      $3,378,566      $65,868,244

The   difference   between   book   basis   and   tax   basis   net   unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                  Value
                                             --------------
Undistributed Ordinary Income                $       77,465
Undistributed Capital Gain                        5,706,660
Unrealized Appreciation                          44,053,012
                                             --------------
                                             $   49,837,137
                                             ==============

Note 6. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund was as follows:

                                        For the
                                   Six Months Ended
                                     May 31, 2005
Distributions paid from:              (Unaudited)       2004         2003*
                                     -------------   ----------   ----------
Ordinary Income                      $     657,509   $       --   $    9,564
Long-Term Capital Gain                   4,864,654       29,409      349,811
Short-Term Capital Gain                    871,461           --           --
                                     -------------   ----------   ----------
Return of Capital                               --           --       63,005
                                     $   6,393,624   $   29,409   $  422,380
                                     =============   ==========   ==========


* Tax character change from 2003 due to a reclassification as a result of a return of capital.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Note 7. Subsequent Event

On April 11, 2005 MCI, Inc. announced that two distributions paid to shareholders in calendar year 2004 should have been treated as taxable dividends rather than non-taxable returns of capital. Since the Fund is required to calculate and distribute its net investment income prior to December 31st of each year, the Fund calculated its required distribution for 2004 relying on MCI's then current characterizations that its 2004 payments to shareholders were returns of capital.

As a direct consequence of MCI's recharacterization of these distributions in 2005, the Fund did not distribute the correct amount of net investment income for 2004. Consequently, the Fund has consulted with its accounting and tax advisers and determined subsequent to May 31, 2005 that it will be required to file an amended tax return for 2004, pay an excise tax to the government, and pay a "spillover" distribution to shareholders prior to August 15, 2005. The Fund currently estimates that the excise tax will not exceed $25,000 and that the distribution to shareholders, which reflects the net impact to the Fund of the recharacterization of the MCI distributions, will not exceed $550,000 and will be reported to shareholders on their 2005 Form 1099-DIV or 2005 Form 1042-S, whichever is appropriate.

Expenses relating to MCI's income recharacterization as well as the excise tax (including any required interest or penalties, if any) will be characterized as extraordinary expenses to be borne directly by the Fund.

THE FAIRHOLME FUND
================================================================================
                                                          ADDITIONAL INFORMATION
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Board of Directors (unaudited)

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------
                                                                                                  Funds
                         Position(s)  Term of Office &                                            Over-
                         Held with    Length of Time          Principal Occupation(s)             seen by   Other Directorships
Name, Age & Address      the Company  Served                  During Past 5 Years                 Director  Held by Director
------------------------ ------------ ----------------------- ----------------------------------- --------- -----------------------

Bruce R. Berkowitz*      Director,    Each Director serves    Managing Member, Fairholme              1     Deputy Chairman and a
Age 46                   President    for an indefinite       Capital Management,                           Director of Olympus Re
51 JFK Parkway                        term.  Mr. Berkowitz    L.L.C., a registered investment               Holdings, Ltd., a
Short Hills, NJ  07078                has served as a         adviser, since October 1997.                  Trustee of First Union
                                      director of the Fund                                                  Real Estate, a Director
                                      since the Fund's                                                      of TAL International
                                      inception on December                                                 Group, Inc., and a
                                      29, 1999.                                                             Director of White
                                                                                                            Mountains Insurance
                                                                                                            Group, Ltd.
------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------

Keith D. Trauner*        Director     Each Director serves    Chief Financial Officer,                1     None
Age 47                   Treasurer/   for an indefinite       Fairholme Capital Management
51 JFK Parkway           Secretary    term.  Mr. Trauner was  investment adviser, employed since
Short Hills, NJ  07078                appointed by the Board  L.L.C., a registered February 1999, to replace an outgoing  previously, President, Circle
                                      director in January     Asset Management, Inc., a
                                      2002.                   registered investment advisory
                                                              subsidiary of Emigrant Bancorp.
------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------

Joel L. Uchenick         Independent  Each Director serves    General Partner, Sherbrooke             1     Director and Chairman of
Age 56                   Director     for an indefinite       Capital, a private equity firm,               the Board, Oregon  Chai
217 Rowley Bridge Road,               term.  Mr. Uchenick has since November 1998. Previously.              Inc.; Board Member and
Topsfield, MA  01983                  served as a director    Senior Partner, Sherbrooke                    Chief Financial Officer
                                      of the Fund since       Associates Inc.                               of Cooke PH, Inc.
                                      the Fund's inception
                                      on December 29, 1999.
------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------

Avivith Oppenheim, Esq.  Independent  Each Director serves    Attorney-at-Law (private                1     None
Age 54                   Director     for an indefinite       practice).
211 Mountain Avenue                   term.  Ms. Oppenheim
Springfield, NJ  07081                has served as a
                                      director of the Fund
                                      since the Fund's
                                      inception on December
                                      29, 1999.
------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------

Leigh Walters, Esq.      Independent  Each Director serves    Vice-President and Director,            1     Director, Valcor
Age 59                   Director     for an indefinite       Valcor Engineering Corporation.               Engineering Corporation
1 Cleveland Place                     term.  Mr. Walters has  Attorney-at-Law.
Springfield, NJ  07081                served as a director
                                      of the Fund since the
                                      Fund's inception on
                                      December 29, 1999.
------------------------ ------------ ----------------------- ----------------------------------- --------- ------------------------

*     Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
================================================================================
                                              ADDITIONAL INFORMATION (Continued)
                                                        May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Other Information (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies and procedures are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Fairholme Fund, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Form N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Board of Directors
     Bruce R. Berkowitz
     Avivith Oppenheim, Esq.
     Keith D. Trauner
     Joel L. Uchenick
     Leigh Walters, Esq.

Officers
     Bruce R. Berkowitz, President
     Keith D. Trauner, Secretary & Treasurer

Investment Adviser
     Fairholme Capital Management, L.L.C.
     51 JFK Parkway
     Short Hills, NJ 07078
     Telephone:  973-379-6557

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
     Citco Mutual Fund Services, Inc.
     83 General Warren Boulevard, Suite 200
     Malvern, PA 19355
     Telephone:  866-202-2263

Custodian
     UMB Bank N.A.
     1010 Grand Boulevard
     Kansas City, MO 64106

Independent Registered Public Accounting Firm
     Deloitte & Touche L.L.P.
     1700 Market Street
     Philadelphia, PA 19103

Fund Counsel
     Seward & Kissel LLP
     1200 G Street, N.W.
     Washington, D.C. 20005

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges, and other expenses and should be read carefully before investing or sending money. Past performance is not a guarantee of future results.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 30, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a) Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

      (b) Exhibit 99.906 CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*

By /s/Bruce R. Berkowitz                                PRESIDENT
-------------------------------
Bruce R. Berkowitz

Date: July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Bruce R. Berkowitz                                PRESIDENT
--------------------------------
Bruce R. Berkowitz

Date: July 22, 2005


By: /s/Keith Trauner                                    SECRETARY AND TREASURER
--------------------------------
Keith Trauner

Date: July 22, 2005